VANECK CLO ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
Par
(000's) Value
COLLATERALIZED LOAN OBLIGATIONS :
98.0%
AIMCO CLO Series 2018-B
144A
6.67% (Term SOFR USD 3
Month+1.36%), 01/15/32 $ 1,250 $ 1,245,613
AMMC CLO 21 LTD 144A
6.88% (Term SOFR USD 3
Month+1.51%), 11/02/30 1,127 1,127,589
Apidos CLO XXXII 144A
6.91% (Term SOFR USD 3
Month+1.58%), 01/20/33 1,250 1,249,673
Ares LXI CLO Ltd. 144A
7.24% (Term SOFR USD 3
Month+1.91%), 10/20/34 2,500 2,466,588
Bain Capital Credit CLO
2020-2 Ltd. 144A
6.75% (Term SOFR USD 3
Month+1.43%), 07/19/34 5,500 5,458,249
Bain Capital Credit CLO
2021-4 Ltd. 144A
7.24% (Term SOFR USD 3
Month+1.91%), 10/20/34 1,750 1,729,453
Barings CLO Ltd. 2016-II
144A
6.66% (Term SOFR USD 3
Month+1.33%), 01/20/32 2,550 2,539,168
Barings Clo Ltd. 2022-II 144A
7.11% (Term SOFR USD 3
Month+1.80%), 07/15/35 1,250 1,251,730
Betony CLO 2 Ltd. 144A
6.71% (Term SOFR USD 3
Month+1.34%), 04/30/31 3,932 3,925,067
Canyon Capital CLO 2016-1
Ltd. 144A
6.64% (Term SOFR USD 3
Month+1.33%), 07/15/31 4,000 3,983,128
Carlyle Global Market
Strategies CLO 2015-4 Ltd.
144A
6.93% (Term SOFR USD 3
Month+1.60%), 07/20/32 1,010 1,009,591
Cedar Funding VIII Clo Ltd.
144A
7.22% (Term SOFR USD 3
Month+1.91%), 10/17/34 1,750 1,724,063
CIFC Funding 2014-III Ltd.
144A
7.06% (Term SOFR USD 3
Month+1.71%), 10/22/31 1,250 1,243,829
Columbia Cent CLO 31 Ltd.
144A
6.79% (Term SOFR USD 3
Month+1.46%), 04/20/34 6,000 5,946,725
Crestline Denali CLO XIV Ltd.
144A
6.75% (Term SOFR USD 3
Month+1.40%), 10/23/31 3,961 3,947,789
Dryden 109 CLO Ltd. 144A
Par
(000’s) Value
COLLATERALIZED LOAN OBLIGATIONS:
98.0% (continued)
7.33% (Term SOFR USD 3
Month+2.00%), 04/20/35 $ 1,250 $ 1,236,068
Dryden 45 Senior Loan Fund
144A
6.97% (Term SOFR USD 3
Month+1.66%), 10/15/30 1,250 1,238,510
Dryden 64 CLO Ltd. 144A
6.54% (Term SOFR USD 3
Month+1.23%), 04/18/31 990 986,349
Dryden 80 CLO Ltd. 144A
7.06% (Term SOFR USD 3
Month+1.75%), 01/17/33 1,250 1,227,263
7.46% (Term SOFR USD 3
Month+2.15%), 01/17/33 1,250 1,223,699
Dryden 83 CLO Ltd. 144A
6.79% (Term SOFR USD 3
Month+1.48%), 01/18/32 4,000 3,995,668
Dryden 93 CLO Ltd. 144A
7.17% (Term SOFR USD 3
Month+1.86%), 01/15/34 1,750 1,723,173
Elmwood CLO 15 Ltd. 144A
6.69% (Term SOFR USD 3
Month+1.34%), 04/22/35 1,250 1,243,545
Generate CLO 2 Ltd. 144A
6.76% (Term SOFR USD 3
Month+1.41%), 01/22/31 1,842 1,839,039
GoldenTree Loan
Opportunities IX Ltd. 144A
6.93% (Term SOFR USD 3
Month+1.56%), 10/29/29 1,250 1,245,940
Gulf Stream Meridian 1 Ltd.
144A
6.94% (Term SOFR USD 3
Month+1.63%), 04/15/33 1,250 1,247,136
Gulf Stream Meridian 4 Ltd.
144A
6.77% (Term SOFR USD 3
Month+1.46%), 07/15/34 1,750 1,740,078
HPS Loan Management 11-
2017 Ltd. 144A
6.65% (Term SOFR USD 3
Month+1.28%), 05/06/30 1,755 1,750,355
KKR CLO 20 Ltd. 144A
6.70% (Term SOFR USD 3
Month+1.39%), 10/16/30 1,061 1,059,648
KKR Clo 24 Ltd. 144A
6.67% (Term SOFR USD 3
Month+1.34%), 04/20/32 3,760 3,751,897
LCM 26 Ltd. 144A
6.66% (Term SOFR USD 3
Month+1.33%), 01/20/31 4,451 4,441,603
LCM 29 Ltd. 144A
6.64% (Term SOFR USD 3
Month+1.33%), 04/15/31 4,000 3,976,868
LCM XIII LP 144A
6.45% (Term SOFR USD 3
Month+1.13%), 07/19/27 418 417,008
LCM XIV LP 144A

VANECK CLO ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Par
(000’s) Value
COLLATERALIZED LOAN OBLIGATIONS:
98.0% (continued)
6.63% (Term SOFR USD 3
Month+1.30%), 07/20/31 $ 2,675 $ 2,656,901
LCM XV LP 144A
6.59% (Term SOFR USD 3
Month+1.26%), 07/20/30 1,469 1,466,398
Madison Park Funding XXI
Ltd. 144A
6.65% (Term SOFR USD 3
Month+1.34%), 10/15/32 4,500 4,476,425
Myers Park CLO Ltd. 144A
6.99% (Term SOFR USD 3
Month+1.66%), 10/20/30 1,250 1,241,973
OCP CLO 2020-19 Ltd. 144A
7.29% (Term SOFR USD 3
Month+1.96%), 10/20/34 1,750 1,724,212
OCP CLO 2021-22 Ltd. 144A
6.77% (Term SOFR USD 3
Month+1.44%), 12/02/34 1,250 1,237,474
Octagon Investment
Partners XXI Ltd. 144A
6.63% (Term SOFR USD 3
Month+1.26%), 02/14/31 5,500 5,476,492
OZLM IX Ltd. 144A
7.14% (Term SOFR USD 3
Month+1.81%), 10/20/31 2,000 1,981,012
OZLM XXI Ltd. 144A
6.74% (Term SOFR USD 3
Month+1.41%), 01/20/31 2,538 2,534,367
OZLM XXII Ltd. 144A
6.64% (Term SOFR USD 3
Month+1.33%), 01/17/31 966 963,479
Rad CLO 3 Ltd. 144A
7.05% (Term SOFR USD 3
Month+1.74%), 04/15/32 7,350 7,353,975
Rad CLO 6 Ltd. 144A
6.97% (Term SOFR USD 3
Month+1.64%), 01/20/33 1,000 1,000,495
Rockford Tower CLO 2018-2
Ltd. 144A
6.75% (Term SOFR USD 3
Month+1.42%), 10/20/31 6,500 6,482,742
Signal Peak CLO 10 Ltd. 144A
7.65% (Term SOFR USD 3
Month+2.31%), 07/21/34 1,250 1,227,650
Sound Point Clo XIV Ltd.
144A
6.60% (Term SOFR USD 3
Month+1.25%), 01/23/29 9 8,809
Par
(000’s) Value
COLLATERALIZED LOAN OBLIGATIONS:
98.0% (continued)
Sounds Point CLO IV-R LTD
144A
6.72% (Term SOFR USD 3
Month+1.41%), 04/18/31 $ 6,950 $ 6,907,924
Southwick Park CLO LLC
144A
6.65% (Term SOFR USD 3
Month+1.32%), 07/20/32 2,000 1,993,192
TCI-Symphony CLO 2016-1
Ltd. 144A
6.58% (Term SOFR USD 3
Month+1.28%), 10/13/32 5,000 4,970,145
TCI-Symphony CLO 2017-1
Ltd. 144A
6.50% (Term SOFR USD 3
Month+1.19%), 07/15/30 2,775 2,763,773
TCW CLO 2018-1 Ltd. 144A
6.58% (Term SOFR USD 3
Month+1.23%), 04/25/31 2,840 2,835,097
THL Credit Wind River 2014-
2 CLO Ltd. 144A
6.71% (Term SOFR USD 3
Month+1.40%), 01/15/31 1,739 1,737,298
THL Credit Wind River 2019-
3 Clo Ltd. 144A
6.65% (Term SOFR USD 3
Month+1.34%), 07/15/31 5,500 5,475,084
TIAA CLO I Ltd. 144A
6.79% (Term SOFR USD 3
Month+1.46%), 07/20/31 4,000 3,991,204
Voya CLO 2013-3 Ltd. 144A
6.72% (Term SOFR USD 3
Month+1.41%), 10/18/31 4,983 4,965,544
Voya CLO 2019-2 Ltd. 144A
6.86% (Term SOFR USD 3
Month+1.53%), 07/20/32 2,727 2,724,686
Wind River 2014-1 CLO Ltd.
144A
6.62% (Term SOFR USD 3
Month+1.31%), 07/18/31 1,992 1,977,871
Wind River 2014-3 CLO Ltd.
144A
6.76% (Term SOFR USD 3
Month+1.41%), 10/22/31 4,937 4,924,528
158,290,852
Total Collateralized Loan Obligations
(Cost: $156,760,274) 158,290,852
Total Investments: 98.0%
(Cost: $156,760,274) 158,290,852
Other assets less liabilities: 2.0% 3,186,291
NET ASSETS: 100.0% $ 161,477,143
Definitions:
SOFR Secured Overnight Financing Rate
USD United States Dollar

Footnotes:
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $158,290,852, or 98.0% of net assets.
Summary of Investments by Sector
% of
Investments Value
Financials 100.0% $ 158,290,852